Schedule of Investments (unaudited)
June 30, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
BWX Technologies, Inc.(a)	2,777,243	$ 198,767,282
Curtiss-Wright Corp.(a)	1,163,115	213,617,701
Hexcel Corp.	2,559,393	194,565,056
Mercury Systems, Inc.(a)(b)	1,765,173	61,057,334
Woodward, Inc.(a)	1,821,142	216,551,995
		884,559,368
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)(b)	3,607,635	226,631,631
Automobile Components — 1.7%
Adient PLC(a)(b)	2,872,720	110,082,630
Autoliv, Inc.	2,343,242	199,269,300
Fox Factory Holding Corp.(a)(b)	1,283,243	139,244,698
Gentex Corp.	7,089,245	207,431,309
Goodyear Tire & Rubber Co.(b)	8,597,678	117,616,235
Lear Corp.	1,790,436	257,017,088
Visteon Corp.(a)(b)	859,963	123,499,286
		1,154,160,546
Automobiles — 0.4%
Harley-Davidson, Inc.	3,968,335	139,725,075
Thor Industries, Inc.	1,623,471	168,029,249
		307,754,324
Banks — 5.2%
Associated Banc-Corp	4,577,229	74,288,427
Bank OZK	3,269,790	131,314,766
Cadence Bank	4,677,987	91,875,665
Cathay General Bancorp	2,200,339	70,828,912
Columbia Banking System, Inc.	6,323,492	128,240,418
Commerce Bancshares, Inc.	3,442,762	167,662,509
Cullen/Frost Bankers, Inc.	1,953,513	210,061,253
East West Bancorp, Inc.	4,291,143	226,529,439
First Financial Bankshares, Inc.(a)	3,940,013	112,250,970
First Horizon Corp.	16,314,293	183,862,082
FNB Corp.	10,952,788	125,299,895
Glacier Bancorp, Inc.	3,363,193	104,830,726
Hancock Whitney Corp.	2,611,115	100,214,594
Home BancShares, Inc.	5,721,168	130,442,630
International Bancshares Corp.	1,601,598	70,790,632
New York Community Bancorp, Inc., Class A	21,905,429	246,217,022
Old National Bancorp	8,875,847	123,729,307
Pinnacle Financial Partners, Inc.	2,327,971	131,879,557
Prosperity Bancshares, Inc.	2,860,045	161,535,342
SouthState Corp.	2,303,097	151,543,783
Synovus Financial Corp.	4,432,414	134,080,523
Texas Capital Bancshares, Inc.(a)(b)	1,452,101	74,783,202
UMB Financial Corp.	1,324,356	80,653,280
United Bankshares, Inc.	4,083,472	121,156,614
Valley National Bancorp	12,787,151	99,100,420
Webster Financial Corp.	5,300,840	200,106,710
Wintrust Financial Corp.	1,856,276	134,802,763
		3,588,081,441
Beverages — 0.5%
Boston Beer Co., Inc., Class A, NVS(a)(b)	284,764	87,832,608
Celsius Holdings, Inc.(a)(b)	1,234,572	184,185,797
Coca-Cola Consolidated, Inc.	139,626	88,804,928
		360,823,333
Biotechnology — 1.5%
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,242,709	115,635,003
Exelixis, Inc.(a)(b)	9,878,105	188,770,587
Security	Shares	Value
Biotechnology (continued)
Halozyme Therapeutics, Inc.(a)(b)	3,994,326	$ 144,075,339
Neurocrine Biosciences, Inc.(a)(b)	2,959,928	279,121,210
United Therapeutics Corp.(a)(b)	1,421,128	313,714,006
		1,041,316,145
Broadline Retail — 0.6%
Kohl’s Corp.	3,359,408	77,434,354
Macy’s, Inc.	8,260,956	132,588,344
Nordstrom, Inc.(a)	3,427,728	70,165,592
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,746,172	101,155,744
		381,344,034
Building Products — 3.9%
Advanced Drainage Systems, Inc.(a)	1,897,411	215,887,424
Builders FirstSource, Inc.(a)(b)	3,887,279	528,669,944
Carlisle Cos., Inc.	1,546,067	396,612,568
Fortune Brands Innovations, Inc.	3,843,638	276,549,754
Lennox International, Inc.	980,012	319,552,513
Owens Corning	2,733,295	356,694,997
Simpson Manufacturing Co., Inc.	1,294,376	179,271,076
Trex Co., Inc.(a)(b)	3,300,485	216,379,797
UFP Industries, Inc.	1,883,669	182,810,076
		2,672,428,149
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	1,095,085	164,142,291
Evercore, Inc., Class A	1,070,163	132,261,445
Federated Hermes, Inc., Class B	2,579,497	92,474,968
Interactive Brokers Group, Inc., Class A(a)	3,124,248	259,531,281
Janus Henderson Group PLC	4,020,128	109,548,488
Jefferies Financial Group, Inc.	5,664,389	187,887,783
SEI Investments Co.	3,073,247	183,226,986
Stifel Financial Corp.	3,219,464	192,105,417
		1,321,178,659
Chemicals — 2.4%
Ashland, Inc.	1,473,482	128,060,321
Avient Corp.	2,596,878	106,212,310
Axalta Coating Systems Ltd.(a)(b)	6,720,131	220,487,498
Cabot Corp.	1,703,156	113,924,105
Chemours Co.	4,524,609	166,912,826
NewMarket Corp.	201,479	81,018,735
Olin Corp.	3,646,894	187,413,883
RPM International, Inc.	3,910,478	350,887,191
Scotts Miracle-Gro Co.	1,241,670	77,840,292
Sensient Technologies Corp.	1,281,459	91,150,179
Westlake Corp.(a)	1,045,423	124,896,686
		1,648,804,026
Commercial Services & Supplies — 1.4%
Brink’s Co.	1,408,284	95,523,904
Clean Harbors, Inc.(a)(b)	1,526,335	250,975,264
MSA Safety, Inc.	1,119,681	194,779,707
Stericycle, Inc.(a)(b)	2,804,290	130,231,227
Tetra Tech, Inc.(a)	1,614,674	264,386,721
		935,896,823
Communications Equipment — 0.6%
Calix, Inc.(b)	1,748,278	87,256,555
Ciena Corp.(a)(b)	4,524,725	192,255,565
Lumentum Holdings, Inc.(a)(b)	2,083,991	118,224,810
		397,736,930
Construction & Engineering — 1.8%
AECOM	4,216,470	357,092,844
EMCOR Group, Inc.	1,442,285	266,505,422

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Fluor Corp.(a)(b)	4,345,067	$ 128,613,983
MasTec, Inc.(a)(b)	1,809,807	213,502,932
MDU Resources Group, Inc.	6,177,275	129,352,139
Valmont Industries, Inc.	638,710	185,896,546
		1,280,963,866
Construction Materials — 0.4%
Eagle Materials, Inc.(a)	1,093,617	203,872,081
Knife River Corp.(b)	1,544,314	67,177,659
		271,049,740
Consumer Finance — 0.3%
FirstCash Holdings, Inc.	1,117,196	104,267,903
SLM Corp.	7,352,512	119,992,996
		224,260,899
Consumer Staples Distribution & Retail — 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,076,600	256,866,566
Casey’s General Stores, Inc.(a)	1,130,323	275,663,173
Grocery Outlet Holding Corp.(a)(b)	2,713,164	83,049,950
Performance Food Group Co.(a)(b)	4,736,617	285,333,808
Sprouts Farmers Market, Inc.(a)(b)	3,125,815	114,811,185
U.S. Foods Holding Corp.(a)(b)	6,874,939	302,497,316
		1,318,221,998
Containers & Packaging — 2.0%
AptarGroup, Inc.	1,987,561	230,278,817
Berry Global Group, Inc.	3,620,061	232,914,725
Crown Holdings, Inc.	3,647,393	316,849,030
Graphic Packaging Holding Co.	9,327,726	224,145,256
Greif, Inc., Class A, NVS	791,938	54,556,609
Silgan Holdings, Inc.	2,541,778	119,183,970
Sonoco Products Co.	2,971,462	175,375,687
		1,353,304,094
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	114,637	65,512,753
Grand Canyon Education, Inc.(a)(b)	932,063	96,198,222
H&R Block, Inc.(a)	4,619,468	147,222,445
Service Corp. International	4,585,584	296,182,871
		605,116,291
Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc.(a)(b)	6,772,870	126,246,297
Iridium Communications, Inc.	3,819,854	237,289,330
		363,535,627
Electric Utilities — 1.2%
ALLETE, Inc.	1,738,660	100,790,120
Hawaiian Electric Industries, Inc.	3,323,824	120,322,429
IDACORP, Inc.	1,535,172	157,508,647
OGE Energy Corp.	6,075,621	218,175,550
PNM Resources, Inc.	2,603,768	117,429,937
Portland General Electric Co.	2,931,216	137,268,845
		851,495,528
Electrical Equipment — 2.2%
Acuity Brands, Inc.(a)	964,571	157,302,239
EnerSys(a)	1,239,196	134,477,550
Hubbell, Inc.	1,625,600	538,983,936
nVent Electric PLC	5,025,402	259,662,521
Regal Rexnord Corp.	2,010,549	309,423,491
Sunrun, Inc.(a)(b)	6,540,576	116,814,687
Vicor Corp.(a)(b)	679,650	36,701,100
		1,553,365,524
Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics, Inc.(a)(b)	1,713,477	$ 245,421,311
Avnet, Inc.	2,772,547	139,874,996
Belden, Inc.(a)	1,290,754	123,460,620
Cognex Corp.(a)	5,235,760	293,307,275
Coherent Corp.(a)(b)	4,227,979	215,542,369
IPG Photonics Corp.(a)(b)	947,072	128,631,319
Jabil, Inc.(a)	4,024,891	434,406,486
Littelfuse, Inc.	753,267	219,434,210
National Instruments Corp.	3,988,961	228,966,361
Novanta, Inc.(a)(b)	1,086,166	199,963,161
TD SYNNEX Corp.	1,259,384	118,382,096
Vishay Intertechnology, Inc.	3,870,163	113,782,792
Vontier Corp.	4,720,546	152,048,787
		2,613,221,783
Energy Equipment & Services — 0.7%
ChampionX Corp.	6,005,427	186,408,454
NOV, Inc.	11,943,501	191,573,756
Valaris Ltd.(b)	1,824,467	114,813,708
		492,795,918
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A(a)	1,316,582	142,809,650
Financial Services — 1.5%
Essent Group Ltd.	3,253,640	152,270,352
Euronet Worldwide, Inc.(a)(b)	1,430,146	167,856,236
MGIC Investment Corp.	8,694,184	137,281,165
Voya Financial, Inc.	2,981,609	213,811,182
Western Union Co.	9,027,770	105,895,742
WEX, Inc.(a)(b)	1,299,533	236,605,973
		1,013,720,650
Food Products — 1.4%
Darling Ingredients, Inc.(a)(b)	4,840,278	308,761,334
Flowers Foods, Inc.	5,847,390	145,483,063
Ingredion, Inc.	2,002,577	212,173,033
Lancaster Colony Corp.	601,101	120,875,400
Pilgrim’s Pride Corp.(a)(b)	1,364,422	29,321,429
Post Holdings, Inc.(a)(b)	1,624,157	140,733,204
		957,347,463
Gas Utilities — 1.2%
National Fuel Gas Co.	2,784,833	143,029,023
New Jersey Resources Corp.	2,941,362	138,832,286
ONE Gas, Inc.	1,677,016	128,811,599
Southwest Gas Holdings, Inc.	1,990,847	126,717,412
Spire, Inc.	1,595,508	101,219,028
UGI Corp.	6,349,859	171,255,697
		809,865,045
Ground Transportation — 2.0%
Avis Budget Group, Inc.(a)(b)	723,661	165,479,561
Hertz Global Holdings, Inc.(a)(b)	4,781,210	87,926,452
Knight-Swift Transportation Holdings, Inc.	4,884,780	271,398,377
Landstar System, Inc.(a)	1,090,013	209,871,103
Ryder System, Inc.	1,410,179	119,569,077
Saia, Inc.(a)(b)	804,867	275,594,509
Werner Enterprises, Inc.	1,787,943	78,991,322
XPO, Inc.(a)(b)	3,514,499	207,355,441
		1,416,185,842
Health Care Equipment & Supplies — 3.6%
Enovis Corp.(a)(b)	1,454,749	93,278,506
Envista Holdings Corp.(a)(b)	4,965,842	168,044,093
Globus Medical, Inc., Class A(a)(b)	2,423,921	144,320,256

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.(a)(b)	1,530,317	$ 130,291,189
ICU Medical, Inc.(a)(b)	613,177	109,262,010
Inari Medical, Inc.(a)(b)	1,560,967	90,754,621
Integra LifeSciences Holdings Corp.(a)(b)	2,161,488	88,902,002
Lantheus Holdings, Inc.(a)(b)	2,072,834	173,952,229
LivaNova PLC(b)	1,631,042	83,884,490
Masimo Corp.(a)(b)	1,472,984	242,379,517
Neogen Corp.(a)(b)	6,558,966	142,657,511
Omnicell, Inc.(a)(b)	1,367,526	100,745,640
Penumbra, Inc.(a)(b)	1,160,397	399,246,192
QuidelOrtho Corp.(a)(b)	1,637,259	135,663,281
Shockwave Medical, Inc.(b)	1,111,053	317,105,637
STAAR Surgical Co.(a)(b)	1,466,159	77,075,979
		2,497,563,153
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)(b)	2,791,877	222,345,084
Amedisys, Inc.(a)(b)	988,451	90,383,959
Chemed Corp.(a)	455,630	246,801,102
Encompass Health Corp.	3,040,626	205,880,787
HealthEquity, Inc.(a)(b)	2,592,725	163,704,657
Option Care Health, Inc.(b)	5,016,748	162,994,143
Patterson Cos., Inc.	2,637,917	87,737,119
Progyny, Inc.(a)(b)	2,319,716	91,257,627
R1 RCM, Inc.(a)(b)	4,186,401	77,239,099
Tenet Healthcare Corp.(b)	3,091,932	251,621,426
		1,599,965,003
Health Care REITs — 1.1%
Healthcare Realty Trust, Inc.	11,551,916	217,869,136
Medical Properties Trust, Inc.	18,149,129	168,060,934
Omega Healthcare Investors, Inc.	7,108,998	218,175,149
Physicians Realty Trust	7,232,083	101,176,841
Sabra Health Care REIT, Inc.	7,013,201	82,545,376
		787,827,436
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)(b)	3,604,997	122,641,998
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,540,714	83,851,953
Hotels, Restaurants & Leisure — 3.5%
Aramark	7,905,457	340,329,924
Boyd Gaming Corp.	2,329,037	161,565,297
Choice Hotels International, Inc.(a)	804,305	94,521,924
Churchill Downs, Inc.(a)	1,998,556	278,139,038
Hilton Grand Vacations, Inc.(a)(b)	2,331,690	105,951,993
Light & Wonder, Inc., Class A(a)(b)	2,763,933	190,048,033
Marriott Vacations Worldwide Corp.	1,116,532	137,020,807
Papa John’s International, Inc.	901,364	66,547,704
Penn Entertainment, Inc.(a)(b)	4,674,975	112,339,649
Planet Fitness, Inc., Class A(a)(b)	2,580,145	174,004,979
Texas Roadhouse, Inc.	2,032,415	228,199,556
Travel + Leisure Co.	2,314,438	93,364,429
Wendy’s Co.	5,114,025	111,230,044
Wingstop, Inc.(a)	909,094	181,964,255
Wyndham Hotels & Resorts, Inc.	2,604,558	178,594,542
		2,453,822,174
Household Durables — 1.7%
Helen of Troy Ltd.(a)(b)	729,217	78,770,020
KB Home	2,435,098	125,918,918
Leggett & Platt, Inc.	4,037,905	119,602,746
Taylor Morrison Home Corp., Class A(a)(b)	3,309,918	161,424,701
Tempur Sealy International, Inc.(a)	5,219,724	209,154,341
Security	Shares	Value
Household Durables (continued)
Toll Brothers, Inc.	3,123,905	$ 247,007,168
TopBuild Corp.(a)(b)	963,084	256,199,606
		1,198,077,500
Household Products — 0.1%
Energizer Holdings, Inc.	2,016,447	67,712,290
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.(a)	1,593,817	128,238,516
Industrial REITs — 1.4%
EastGroup Properties, Inc.	1,347,214	233,876,350
First Industrial Realty Trust, Inc.	4,011,531	211,166,992
Rexford Industrial Realty, Inc.	6,096,202	318,343,669
STAG Industrial, Inc.	5,441,323	195,234,669
		958,621,680
Insurance — 3.9%
American Financial Group, Inc.	2,118,797	251,607,144
Brighthouse Financial, Inc.(a)(b)	2,028,145	96,032,666
CNO Financial Group, Inc.	3,474,948	82,252,019
First American Financial Corp.	3,130,971	178,527,966
Hanover Insurance Group, Inc.	1,083,734	122,494,454
Kemper Corp.	1,941,136	93,679,223
Kinsale Capital Group, Inc.(a)	660,256	247,067,795
Old Republic International Corp.	8,259,245	207,885,197
Primerica, Inc.(a)	1,098,872	217,312,927
Reinsurance Group of America, Inc.	2,018,521	279,948,678
RenaissanceRe Holdings Ltd.	1,520,608	283,623,804
RLI Corp.	1,229,887	167,842,679
Selective Insurance Group, Inc.	1,835,035	176,071,608
Unum Group	5,619,260	268,038,702
		2,672,384,862
Interactive Media & Services — 0.5%
TripAdvisor, Inc.(a)(b)	3,216,539	53,040,728
Ziff Davis, Inc.(a)(b)	1,434,307	100,487,548
ZoomInfo Technologies, Inc., Class A(a)(b)	8,186,450	207,853,966
		361,382,242
IT Services — 0.1%
Kyndryl Holdings, Inc.(a)(b)	6,211,139	82,483,926
Leisure Products — 1.1%
Brunswick Corp.	2,144,978	185,840,894
Mattel, Inc.(b)	10,737,110	209,803,129
Polaris, Inc.(a)	1,622,640	196,225,855
Topgolf Callaway Brands Corp.(a)(b)	4,222,660	83,819,801
YETI Holdings, Inc.(a)(b)	2,628,472	102,089,853
		777,779,532
Life Sciences Tools & Services — 1.3%
Azenta, Inc.(b)	1,976,672	92,271,049
Bruker Corp.(a)	3,026,604	223,726,568
Medpace Holdings, Inc.(a)(b)	749,373	179,976,913
Repligen Corp.(a)(b)	1,570,797	222,204,944
Sotera Health Co.(a)(b)	2,999,508	56,510,731
Syneos Health, Inc.(b)	3,144,475	132,508,176
		907,198,381
Machinery — 4.8%
AGCO Corp.	1,884,905	247,714,215
Chart Industries, Inc.(a)(b)	1,273,026	203,416,825
Crane Co.(a)	1,462,764	130,361,528
Crane NXT Co.	1,462,764	82,558,400
Donaldson Co., Inc.	3,678,838	229,964,163
Esab Corp.(a)	1,571,056	104,538,066

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Flowserve Corp.	3,978,362	$ 147,796,148
Graco, Inc.	5,106,513	440,947,398
ITT, Inc.	2,499,554	232,983,428
Lincoln Electric Holdings, Inc.	1,746,445	346,896,370
Middleby Corp.(a)(b)	1,623,338	239,978,056
Oshkosh Corp.	1,981,269	171,558,083
Terex Corp.	2,056,695	123,052,062
Timken Co.	1,998,411	182,914,559
Toro Co.	3,163,429	321,562,558
Watts Water Technologies, Inc., Class A	831,411	152,755,143
		3,358,997,002
Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,820,074	140,054,694
Media — 0.8%
Cable One, Inc.	143,032	93,983,467
New York Times Co., Class A	4,970,375	195,733,367
Nexstar Media Group, Inc., Class A	1,087,642	181,146,775
TEGNA, Inc.	6,826,189	110,857,309
		581,720,918
Metals & Mining — 2.4%
Alcoa Corp.	5,411,763	183,621,119
Cleveland-Cliffs, Inc.(a)(b)	15,624,675	261,869,553
Commercial Metals Co.	3,552,691	187,084,708
MP Materials Corp., Class A(a)(b)	2,801,788	64,104,909
Reliance Steel & Aluminum Co.	1,783,460	484,369,901
Royal Gold, Inc.(a)	1,992,317	228,678,145
United States Steel Corp.	6,869,399	171,803,669
Worthington Industries, Inc.	920,674	63,959,223
		1,645,491,227
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	14,982,552	299,800,866
Starwood Property Trust, Inc.	9,467,196	183,663,602
		483,464,468
Multi-Utilities — 0.3%
Black Hills Corp.	2,015,792	121,471,626
NorthWestern Corp.	1,813,927	102,958,496
		224,430,122
Office REITs — 0.6%
Corporate Office Properties Trust	3,413,070	81,060,413
Cousins Properties, Inc.	4,601,576	104,915,933
Highwoods Properties, Inc.	3,199,031	76,488,831
Kilroy Realty Corp.	3,197,535	96,213,828
Vornado Realty Trust	4,889,332	88,692,482
		447,371,487
Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp.	10,185,135	118,147,566
Antero Resources Corp.(a)(b)	8,376,103	192,901,652
Chord Energy Corp.	1,260,400	193,849,520
CNX Resources Corp.(a)(b)	5,022,516	88,998,984
DT Midstream, Inc.	2,939,118	145,692,079
Equitrans Midstream Corp.	13,140,422	125,622,434
HF Sinclair Corp.	3,908,274	174,348,103
Matador Resources Co.	3,434,656	179,701,202
Murphy Oil Corp.	4,451,068	170,475,904
Ovintiv, Inc.	7,426,100	282,711,627
PBF Energy, Inc., Class A	3,327,672	136,234,892
PDC Energy, Inc.	2,652,773	188,718,271
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	7,319,289	$ 215,187,097
Southwestern Energy Co.(a)(b)	33,406,382	200,772,356
		2,413,361,687
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	2,185,402	163,861,442
Passenger Airlines — 0.1%
JetBlue Airways Corp.(a)(b)	9,946,880	88,129,357
Personal Care Products — 0.4%
BellRing Brands, Inc.(a)(b)	4,028,494	147,442,881
Coty, Inc., Class A(a)(b)	11,123,766	136,711,084
		284,153,965
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(b)	1,941,597	240,699,780
Perrigo Co. PLC	4,105,078	139,367,398
		380,067,178
Professional Services — 3.2%
ASGN, Inc.(a)(b)	1,495,475	113,102,774
CACI International, Inc., Class A(a)(b)	691,390	235,653,368
Concentrix Corp.	1,295,008	104,571,896
ExlService Holdings, Inc.(a)(b)	1,008,539	152,349,901
Exponent, Inc.	1,542,063	143,905,319
FTI Consulting, Inc.(a)(b)	1,030,751	196,048,840
Genpact Ltd.	5,139,284	193,082,900
Insperity, Inc.	1,089,689	129,629,403
KBR, Inc.	4,117,013	267,852,866
ManpowerGroup, Inc.	1,529,645	121,453,813
Maximus, Inc.	1,843,857	155,824,355
Paylocity Holding Corp.(a)(b)	1,252,911	231,199,667
Science Applications International Corp.	1,637,802	184,219,969
		2,228,895,071
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.(a)(b)	1,448,940	225,744,852
Residential REITs — 0.4%
Apartment Income REIT Corp.	4,526,875	163,374,919
Independence Realty Trust, Inc.	6,804,512	123,978,208
		287,353,127
Retail REITs — 1.4%
Agree Realty Corp.	2,827,282	184,875,970
Brixmor Property Group, Inc.	9,117,006	200,574,132
Kite Realty Group Trust	6,653,162	148,631,639
NNN REIT, Inc.	5,523,549	236,352,662
Spirit Realty Capital, Inc.	4,286,234	168,791,895
		939,226,298
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(a)(b)	1,977,707	89,273,694
Amkor Technology, Inc.	3,055,090	90,888,927
Cirrus Logic, Inc.(a)(b)	1,676,194	135,788,476
Lattice Semiconductor Corp.(a)(b)	4,175,536	401,143,744
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,569,672	102,860,606
MKS Instruments, Inc.	1,741,804	188,289,012
Power Integrations, Inc.	1,739,728	164,700,050
Silicon Laboratories, Inc.(a)(b)	970,620	153,105,599
Synaptics, Inc.(a)(b)	1,198,947	102,366,095
Universal Display Corp.	1,320,988	190,394,000
Wolfspeed, Inc.(a)(b)	3,775,862	209,900,169
		1,828,710,372

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 2.7%
ACI Worldwide, Inc.(a)(b)	3,285,760	$ 76,131,059
Aspen Technology, Inc.(a)(b)	885,500	148,418,655
Blackbaud, Inc.(a)(b)	1,372,505	97,694,906
CommVault Systems, Inc.(b)	1,333,915	96,868,907
Dropbox, Inc., Class A(a)(b)	8,259,381	220,277,691
Dynatrace, Inc.(a)(b)	6,576,196	338,476,808
Envestnet, Inc.(a)(b)	1,406,051	83,449,127
Manhattan Associates, Inc.(a)(b)	1,881,545	376,083,215
NCR Corp.(a)(b)	4,274,557	107,718,836
Qualys, Inc.(a)(b)	1,018,458	131,554,220
Teradata Corp.(a)(b)	3,066,794	163,797,468
		1,840,470,892
Specialized REITs — 2.0%
CubeSmart	6,815,475	304,379,113
EPR Properties	2,283,566	106,870,889
Lamar Advertising Co., Class A(a)	2,653,882	263,397,789
Life Storage, Inc.	2,581,174	343,192,895
National Storage Affiliates Trust	2,491,042	86,762,993
PotlatchDeltic Corp.	2,424,183	128,118,072
Rayonier, Inc.	4,496,251	141,182,281
		1,373,904,032
Specialty Retail — 3.0%
AutoNation, Inc.(a)(b)	954,516	157,122,879
Dick’s Sporting Goods, Inc.	1,865,358	246,581,674
Five Below, Inc.(a)(b)	1,688,516	331,860,935
Foot Locker, Inc.	2,409,011	65,308,288
GameStop Corp., Class A(a)(b)	7,672,067	186,047,625
Gap, Inc.	6,471,637	57,791,718
Lithia Motors, Inc., Class A	835,052	253,947,664
Murphy U.S.A., Inc.(a)	607,917	189,129,058
RH(a)(b)	541,638	178,518,468
Valvoline, Inc.	4,213,909	158,063,726
Williams-Sonoma, Inc.(a)	1,991,826	249,257,106
		2,073,629,141
Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer, Inc.(a)(b)	1,385,175	345,254,869
Xerox Holdings Corp.	3,428,116	51,044,647
		396,299,516
Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings Ltd.(a)(b)	3,813,357	136,861,383
Carter’s, Inc.	1,143,233	82,998,716
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	1,072,710	$ 82,856,120
Crocs, Inc.(a)(b)	1,881,509	211,556,872
Deckers Outdoor Corp.(a)(b)	799,589	421,911,132
PVH Corp.	1,904,625	161,835,986
Skechers U.S.A., Inc., Class A(a)(b)	4,073,051	214,486,866
Under Armour, Inc., Class A(b)	5,724,231	41,328,948
Under Armour, Inc., Class C, NVS(a)(b)	5,750,629	38,586,720
		1,392,422,743
Trading Companies & Distributors — 1.6%
GATX Corp.(a)	1,070,811	137,856,208
MSC Industrial Direct Co., Inc., Class A	1,433,548	136,588,454
Univar Solutions, Inc.(a)(b)	4,784,931	171,491,927
Watsco, Inc.	1,013,847	386,752,215
WESCO International, Inc.	1,370,256	245,358,039
		1,078,046,843
Water Utilities — 0.4%
Essential Utilities, Inc.	7,298,127	291,268,249
Total Long-Term Investments — 99.6% (Cost: $59,412,290,613)		69,054,600,656
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	4,236,785,457	4,237,632,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	189,704,557	189,704,557
Total Short-Term Securities — 6.4% (Cost: $4,425,721,918)		4,427,337,371
Total Investments — 106.0% (Cost: $63,838,012,531)		73,481,938,027
Liabilities in Excess of Other Assets — (6.0)%		(4,141,162,136)
Net Assets — 100.0%		$ 69,340,775,891
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,068,703,325	$ 169,339,979 (a)	$ —	$ (4,513)	$ (405,977)	$ 4,237,632,814	4,236,785,457	$ 5,123,372 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	225,712,057	—	(36,007,500) (a)	—	—	189,704,557	189,704,557	2,517,721	—
				$ (4,513)	$ (405,977)	$ 4,427,337,371		$ 7,641,093	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	811	09/15/23	$ 214,436	$ 5,108,192
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty (a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$ 13,872,477	$ 304,750(c)	$ 14,145,490	0.0% (d)
	Monthly	HSBC Bank PLC(e)	02/10/28	6,401,808	(54,065)(f)	6,320,486	0.0 (d)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/24	38,785,533	(376,293)(h)	38,424,268	0.1
					$ (125,608)	$ 58,890,244
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $31,737 of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $27,257 of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $(15,028) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Mid-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	233,735	$ 4,590,555	32.5%
Software
Envestnet, Inc.	160,993	9,554,935	67.5
Net Value of Reference Entity — Goldman Sachs Bank USA		$ 14,145,490
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	218,160	$ 4,284,662	67.8%
Software
Envestnet, Inc.	34,302	2,035,824	32.2
Net Value of Reference Entity — HSBC Bank PLC		$ 6,320,486
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	413,416	$ 8,119,490	21.1%
Financial Services
Western Union Co.	2,333,959	27,377,339	71.3
Software
Envestnet, Inc.	49,325	2,927,439	7.6
Net Value of Reference Entity — JPMorgan Chase Bank NA		$ 38,424,268

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 69,054,600,656	$ —	$ —	$ 69,054,600,656
Short-Term Securities
Money Market Funds	4,427,337,371	—	—	4,427,337,371
	$ 73,481,938,027	$ —	$ —	$ 73,481,938,027
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 5,108,192	$ 304,750	$ —	$ 5,412,942
Liabilities
Equity Contracts	—	(430,358)	—	(430,358)
	$ 5,108,192	$ (125,608)	$ —	$ 4,982,584
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s